Share Repurchase Programs (Details)					12 Months Ended
	Jan. 06, 2017 $ / shares shares	Aug. 29, 2016 USD ($) agreement	Dec. 11, 2015 USD ($)	Jan. 02, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Nov. 02, 2016 USD ($)	Jan. 28, 2016 shares	Dec. 14, 2015 shares	May 01, 2015 shares	Jan. 05, 2015 shares	Dec. 15, 2014 USD ($)	Dec. 17, 2013 USD ($)	Sep. 19, 2012 USD ($)
August 29, 2016
Share repurchases
Number of agreements | agreement		2
Amount under ASR agreement		$ 3,600,000,000.0
December 11, 2015
Share repurchases
Amount under ASR agreement			$ 725,000,000.0
ASR, shares received as a percent of notional amount										80.00%
Shares repurchased under ASR agreement (in shares) | shares									1,400,000	6,200,000
ASR, shares to be received at end of program as a percent of notional amount										20.00%
ASR, settlement receipt (payment)			(580,000,000)
Transfer of shares to treasury stock value			$ (145,000,000)
January 02, 2015 [Member]
Share repurchases
Amount under ASR agreement				$ 2,000,000,000.0
ASR, shares received as a percent of notional amount												80.00%
Shares repurchased under ASR agreement (in shares) | shares											3,100,000	16,800,000
ASR, shares to be received at end of program as a percent of notional amount											20.00%
ASR, settlement receipt (payment)				1,600,000,000
Transfer of shares to treasury stock value				$ (400,000,000)
2016 Repurchase Program
Share repurchases
Share repurchase program, authorized amount								$ 15,000,000,000.0
Amount available for repurchases					$ 15,000,000,000
2014 Repurchase Program
Share repurchases
Share repurchase program, authorized amount													$ 10,000,000,000
Amount available for repurchases					$ 3,200,000,000	$ 7,700,000,000
Repurchase of common stock (in shares) | shares					47,500,000
Repurchase of common stock					$ 4,500,000,000
Share Repurchase Program 2016 and 2014
Share repurchases
Amount available for repurchases					18,200,000,000
2013 Repurchase Program
Share repurchases
Share repurchase program, authorized amount														$ 6,000,000,000.0
Amount available for repurchases					0
2012 Repurchase Program
Share repurchases
Share repurchase program, authorized amount															$ 6,000,000,000
Amount available for repurchases					$ 0
2014 and 2013 Repurchase Programs
Share repurchases
Amount available for repurchases							$ 12,700,000,000
Repurchase of common stock (in shares) | shares						48,000,000
Repurchase of common stock						$ 5,000,000,000
2013 and 2012 Repurchase Programs
Share repurchases
Repurchase of common stock (in shares) | shares							51,400,000
Repurchase of common stock							$ 4,000,000,000
Subsequent Event | August 29, 2016
Share repurchases
ASR, shares received as a percent of notional amount	80.00%
Shares repurchased under ASR agreement (in shares) | shares	36,100,000
Common stock price of shares repurchased under ASR agreement with Barclays (in dollars per share) | $ / shares	$ 80.34
ASR, shares to be received at end of program as a percent of notional amount	20.00%
ASR, maximum number of shares (in shares) | shares	90,100,000.0